Share based payment arrangements (Details) € in Thousands			12 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments	Dec. 31, 2018 EUR (€) Y EquityInstruments	Dec. 31, 2017 EUR (€) Y EquityInstruments
Share based payment arrangements
Share based compensation, options authorized		372,000
Options granted (in shares)	93,000	279,000	(18,600)
Options granted (in percent)	25.00%	75.00%
Vesting period			4 years
Number of consecutive days option may be exercised			90 days
Share price exceeds the exercise price (as a percent)			20.00%
Options exercisable			0
Options outstanding			353,400	279,000
Weighted-average contractual life | Y			8.5	9.5
Employee stock option plan | €			€ 604	€ 386